Basis of Presentation and General Information, Subsidiaries in Consolidation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 10, 2020	Apr. 24, 2020
Basis of Presentation and General Information [Abstract]
Country of incorporation	1T
California 19 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2019-05
Country of incorporation	1T
Vessel	M/T Eco Yosemite Park
Built date	2020-03
Ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%
California 20 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2019-05
Country of incorporation	1T
Vessel	M/T Eco Joshua Park
Built date	2020-03
Ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%
Top Tanker Management Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2004-05
Country of incorporation	1T
Activity	Management company
Ownership interest in subsidiaries	100.00%
Monte Carlo Lax Shipping Company Limited [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2013-05
Country of incorporation	1T
Vessel	M/T Nord Valiant
Delivery date	2016-08
Date of sale	Dec. 31, 2021
Ownership interest in subsidiaries	100.00%
PCH Dreaming Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-01
Country of incorporation	1T
Vessel	M/T Eco Marina Del Ray
Delivery date	2019-03
Ownership interest in subsidiaries	100.00%
Santa Catalina Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-12
Country of incorporation	1T
Vessel	M/T Eco Los Angeles
Delivery date	2020-02
Date of sale	Dec. 31, 2022
Ownership interest in subsidiaries	100.00%
Santa Monica Marine Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-12
Country of incorporation	1T
Vessel	M/T Eco City of Angels
Delivery date	2020-02
Date of sale	Dec. 31, 2022
Ownership interest in subsidiaries	100.00%
Roman Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-02
Country of incorporation	1T
Vessel	Eco West Coast
Delivery date	2021-03
Ownership interest in subsidiaries	100.00%
Athenean Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-02
Country of incorporation	1T
Vessel	Eco Malibu
Delivery date	2021-05
Ownership interest in subsidiaries	100.00%
Julius Caesar Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-05
Country of incorporation	1T
Vessel	Julius Caesar (Hull No. 3213)
Delivery date	2022-01
Ownership interest in subsidiaries	100.00%
Legio X Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-12
Country of incorporation	1T
Vessel	Legio X Equestris (Hull No. 3214)
Delivery date	2022-03
Ownership interest in subsidiaries	100.00%
Eco Oceano Ca Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-12
Country of incorporation	1T
Vessel	Eco Oceano Ca (Hull No. 871)
Delivery date	2022-03
Ownership interest in subsidiaries	100.00%